Right-of-Use Assets and Operating Lease Liabilties (Details) - Schedule of carrying amounts of right-of-use assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of carrying amounts of right-of-use assets [Abstract]
Balance at beginning	$ 4,190,351	$ 6,173,590
New leases	824,734	532,978
Depreciation expense	(2,279,722)	(2,506,446)
Exchange difference	(370,370)	(9,771)
Balance at ending	$ 2,364,993	$ 4,190,351